Capital and Other Components of Equity - Additional Information (Details) - USD ($)														1 Months Ended	12 Months Ended
	May 16, 2023	May 15, 2023	Mar. 10, 2023	Jan. 12, 2023	Oct. 11, 2022	Oct. 06, 2022	Jun. 24, 2022	Jun. 23, 2022	Jun. 15, 2022	Mar. 14, 2022	Feb. 10, 2021	Mar. 11, 2020	Jul. 08, 2019	Aug. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Feb. 15, 2023	Oct. 31, 2022	Jul. 13, 2022	Jun. 30, 2022	Mar. 23, 2022	Mar. 31, 2021
Class Of Stock [Line Items]
Percentage of dividend issued on paid up capital															5.00%
Combined purchase price for one common share and one warrant					$ 1.87
Number of shares issued															11,996,387	5,560,829
Common shares issued, value															$ 321,946,102	$ 317,051,125
Warrant exercisable term	5 years			5 years
Warrant issued															$ 14,494,891	$ 7,585,314
Exercise price of warrants	$ 0.33			$ 0.53	$ 1.62									$ 2.32	$ 2.90
Warrants exercised (shares)														384,446
Total issue costs					$ 865,000
Proceeds to liabilities, initial liability				$ 338,320	7,029,614
Net proceeds from issuance of common stock					5,135,002
Net proceeds from share issuance					6,000,002
Loss on warrants					$ 1,029,614
Warrants exercised														$ 1,769,000	$ 1,769,000
Residual amount allocated															2,126,955
Gross proceeds from offering								$ 5,000,002
Class of warrant or right, number of securities called by warrants or rights																8,423,733		8,423,733		12,121,212
Warrant liability															$ 3,156,254	$ 5,570,530						$ 10,462,000
Number of warrants issued				850,000	3,208,557										11,158,166	1,428,574
Proceeds from exercise of warrants										$ 8,000,000.0
Warrants in exchange of services rendered by non-employees																$ (178,917)
Sprout Foods, Inc Acquisition
Class Of Stock [Line Items]
Business acquisition, date of acquisition											Feb. 10, 2021
Equity interest acquired											50.10%
Direct Offering
Class Of Stock [Line Items]
Number of shares issued										528,572
Prefund warrant description								Pre-Funded Warrant exercisable for one Common Share		Pre-Funded Warrant exercisable for one Common Share.
Exercise price of warrants								$ 0.0001		$ 0.0035
Number of common shares purchased																382,324
Proceeds from exercise of warrants															$ 5,000,002	$ 8,000,000
Direct Offering | Common Stock
Class Of Stock [Line Items]
Number of shares issued										1,428,572
Residual amount allocated										$ 306,868
June 2022 Direct Offering
Class Of Stock [Line Items]
Number of shares issued								1,300,000
Private Placement
Class Of Stock [Line Items]
Exercise price of warrants																$ 1.87
Warrant liability reclassified to equity																$ 7,029,614
Total issue costs										636,847					$ 465,211	1,029,614
Total issue costs recorded against share capital and warrants										33,012						$ 865,000
Total issue costs recorded under finance costs										$ 603,835
Number of shares exercisable for common share																1
Gross proceeds from offering																$ 6,000,002
Warrant liability																$ 5,135,002
Private Placement | Common Stock
Class Of Stock [Line Items]
Number of shares issued																3,208,557
Registered Direct Offering Priced At-The-Market
Class Of Stock [Line Items]
Exercise price of warrants					$ 1.62
Common Shares Issued In Exchange Of Services Rendered By Non-employees
Class Of Stock [Line Items]
Warrants in exchange of services rendered by non employees											71,665
Warrants in exchange of services rendered by non-employees									$ 39,532
Common Shares Issued In Exchange Of Services Rendered By Non-employees | Sprout Foods, Inc Acquisition
Class Of Stock [Line Items]
Business acquisition, issuance of shares, value											117,443
Business acquisition, notes guaranteed											$ 7,104
Sprout Foods, Inc.
Class Of Stock [Line Items]
Number of shares issued																	146,330
Number of shares issued																			372,670
Common shares issued, value																	$ 96,578		$ 570,185
Share issued price per share																$ 250,000
Number of shares issued																372,670
Net proceeds from issuing shares																$ 3
Percentage of commissions paid																36765.00%
Other transaction costs related to shares issued																$ 75,736
Net proceeds from share issuance																$ 570,185
Sprout Foods, Inc. | Amended Promissory Notes
Class Of Stock [Line Items]
Common stock aggregate offering price												$ 550,000
Maximum
Class Of Stock [Line Items]
Exercise price of warrants		$ 1.62													$ 11.20
Number of warrants issued	972,763	8,423,732			6,417,114
Minimum
Class Of Stock [Line Items]
Exercise price of warrants		$ 11.20													$ 1.62
March 2023 Warrants
Class Of Stock [Line Items]
Gross proceeds			$ 300,000
Warrant exercisable term			5 years
Exercise price of warrants			$ 0.54
Warrant liability			$ 37,723
Number of warrants issued			111,111
Market Performance Options | CEO
Class Of Stock [Line Items]
Share issue price per share													$ 155.05
RSUs | CEO
Class Of Stock [Line Items]
Number of shares issued															262,495	108,079
Share issued price per share															$ 5.60	$ 39.74
Withholding taxes paid to issuance of RSUs															$ 815,954	$ 1,411,515
Withheld as payment of withholding taxes															173,493	64,105
Restricted Common Shares | Employees
Class Of Stock [Line Items]
Number of shares issued															0
Prefunded Warrants
Class Of Stock [Line Items]
Gross proceeds from offering							$ 65
Number of warrants issued								645,526		185,715
Prefunded Warrants | Direct Offering
Class Of Stock [Line Items]
Warrant issued										$ 185,715
Offering price								$ 2.57		$ 11.20
Aggregate gross proceeds								$ 5,000,002		$ 8,000,000.0
Exercise price of warrants								$ 0.0001		$ 0.0035
Residual amount allocated										$ 107,818
Proceeds from exercise of warrants								$ 65		$ 650
Prefunded Warrants | June 2022 Direct Offering
Class Of Stock [Line Items]
Warrant issued								$ 645,526
Series A Warrants | Direct Offering
Class Of Stock [Line Items]
Number of shares issued										714,287
Exercise price of warrants										$ 11.20
Shares exercisable description										exercisable six months after the closing date, and will expire five and one half years from the date of issuance.
Series B Warrants | Direct Offering
Class Of Stock [Line Items]
Number of shares issued										714,287
Exercise price of warrants										$ 11.20
Shares exercisable description										exercisable six months after the closing date, and expire 18 months from the date of issuance.
Series C Warrants
Class Of Stock [Line Items]
Class of warrants or rights extended termination period						2 years
Class of warrant or right, number of securities called by warrants or rights														201,207
Class of warrants or rights for which termination date has been extended						972,763
Series C Warrants | Direct Offering
Class Of Stock [Line Items]
Number of shares issued								1,945,526
Shares exercisable description								exercised for a period of 5 years and 2 years respectively from the date of issuance.
Series C Warrants | Black-Scholes Model
Class Of Stock [Line Items]
Warrant liability								$ 4,046,836
Series D Warrants
Class Of Stock [Line Items]
Class of warrant or right, number of securities called by warrants or rights														972,763
Series D Warrants | Direct Offering
Class Of Stock [Line Items]
Number of shares issued								1,945,526
Exercise price of warrants																					$ 2.32
Shares exercisable description								exercised for a period of 5 years and 2 years respectively from the date of issuance
Series D Warrants | Black-Scholes Model
Class Of Stock [Line Items]
Warrant liability								$ 3,080,121
Warrants | Private Placement
Class Of Stock [Line Items]
Warrant issued																$ 6,417,114
Series A Preferred Shares
Class Of Stock [Line Items]
Number of shares outstanding															0
Stock Options Exercised
Class Of Stock [Line Items]
Share options exercised, shares															0